Income Taxes - Movement of valuation allowance (Details) - 12 months ended Dec. 31, 2018	USD ($)	CNY (¥)
Valuation Allowance [Abstract]
Additions	$ 12,238,595	¥ 84,146,463
Balance as of December 31	$ 12,238,595	¥ 84,146,463